Long-term debt, current and non current, textuals (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Long Term Debt [Abstract]
Long-term Debt, Gross	$ 92,700
Related deferred financing costs	(794)
Long-term debt, net of deferred financing costs	$ 91,906